Trade and other receivables	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Trade and other receivables

19. Trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Current receivables
Trade receivables	1,433	-	-
Contract assets	64	221	254
Other current assets	86	82	67
Prepayments	1,124	822	79
Other receivables	71,694	69,612	9,643
Current tax receivable	-	-	-
Total	74,401	70,737	10,043

Other receivables at June 30, 2026 include receivables from investors amounting to $59.35 million pursuant to Regulation S subscription agreement, and receivables from investors amounting to $10 million, representing their subscription investment in Tembo, of which $7.4 million is receivable.

 Other receivables at June 30, 2025 include receivables from investors amounting to $60.5 million pursuant to Regulation S subscription agreement, and receivables from investors amounting to $10 million, representing their subscription investment in Tembo, of which $8.7 million is receivable.

Other receivables as of June 30, 2024, include receivables from investors amounting to $10 million, representing their subscription investment in Tembo, of which $8.7 million had not yet been paid. The corresponding shares related to this have not yet been issued and as such classified in “Shares to be issued” under Trade and other payables in the Consolidated Statement of Financial Position. Other receivables also include a receivable from our transfer agent, Chardan Capital Markets for ATM issuance proceeds which were only credited to the Group’s account on July 1, 2024.

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Trade receivables	1,433	-	-
Less: credit note provision	-	-	-
Total	1,433	-	-

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024

United States	11	-	-
Australia	198	-	-
Netherlands	-	-	-
Norway	1,224	-	-
	1,433	-	-

The aging of the trade receivables, net of is:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
0-90 days	1,422	-	-
Greater than 90 days	11	-	-
Total	1,433	-	-